EMPLOYEE BENEFIT PLANS, Fair Value of Pension Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 285		$ 260		$ 244
Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		7
Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136		121
Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40		36
Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31		30
Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		2
Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		8
Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		28
Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		23
Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[1]	3	[1]
Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Quoted Prices in Active Markets (Level 1) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	224		194
Quoted Prices in Active Markets (Level 1) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17		7
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136		121
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40		36
Quoted Prices in Active Markets (Level 1) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31		30
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Quoted Prices in Active Markets (Level 1) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Quoted Prices in Active Markets (Level 1) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45		39
Significant Observable Inputs (Level 2) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1		1
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3		2
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8		8
Significant Observable Inputs (Level 2) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33		28
Significant Observable Inputs (Level 2) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Observable Inputs (Level 2) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Significant Observable Inputs (Level 2) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16		27		43
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: U.S large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: U.S mid- and small-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities: International large-cap [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: U.S. Treasuries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: Investment grade U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: High-yield U.S. corporate bonds [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income securities: Mortgage-backed securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Significant Unobservable Inputs (Level 3) [Member] | Real estate partnerships interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13		23		38
Significant Unobservable Inputs (Level 3) [Member] | Private equity partnership interests [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[1]	3	[1]	4
Significant Unobservable Inputs (Level 3) [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1
Significant Unobservable Inputs (Level 3) [Member] | Insurance contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1		$ 1		$ 1

[1]	This category represents private equity funds that invest principally in U.S. technology companies.